RELATED PARTY TRANSACTIONS - Over Funding Loans (Details) - USD ($)	Dec. 31, 2023	Apr. 25, 2023
IPO
Related Party Transaction [Line Items]
Price of shares issued in transaction (in USD per share)		$ 10
Over-Allotment Option
Related Party Transaction [Line Items]
Price of shares issued in transaction (in USD per share)		10
IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Price of shares issued in transaction (in USD per share)		10
IPO And Private Placement | US Government Debt Securities
Related Party Transaction [Line Items]
Price of shares issued in transaction (in USD per share)		$ 10.1
Base Overfunding Loan | Promissory Note | IPO
Related Party Transaction [Line Items]
Debt instrument face amount		$ 4,500,000
Over-Allotment Overfunding Loan | Promissory Note | Over-Allotment Option
Related Party Transaction [Line Items]
Debt instrument face amount		500,000
Overfunding Loans | Promissory Note | IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Debt instrument face amount		$ 5,000,000
Exercise price of warrants (in USD per share)		$ 1
Outstanding balance	$ 5,000,000,000